Services [Member] Expense Example - Services - BLACKROCK ADVANTAGE INTERNATIONAL FUND - SERVICE CLASS	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	475
Expense Example, with Redemption, 10 Years	$ 1,072